Results for the year - Income tax - Deferred tax (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income tax (expense) benefit:
Income (loss) before tax		$ 1,184,488	$ (54,539)	$ (37,340)
At the Company's statutory income tax rate		(260,587)	11,999	8,775
Non-deductible expenses for tax purposes		(1,780)	(3,100)	(1,032)
(Unrecognized) recognized deferred tax assets		(48)	11,460	(9,102)
Refundable tax credit				178
Total income tax (expense) benefit reported in the statement of profit and loss		$ (267,395)	$ 21,203	$ 336
Effective tax rate (as a percent)	22.60%	22.60%	38.90%	0.90%
Deferred tax
Total deferred income tax (liability) benefit		$ (43)	$ 23,064
Recognized tax benefits within the consolidated statement of changes in shareholders' equity		6,334	2,823
Unrecognized deferred tax assets		7,030	$ 9,015
Unrecognized deductible temporary differences		$ 43
Number of audits | item	2	2
Cash payments to equity awards	€ 36.2	$ 43,400
Denmark
Income tax (expense) benefit:
Statutory tax rates (as a percent)	22.00%	22.00%	22.00%	23.50%
Germany
Income tax (expense) benefit:
Effect of higher tax rate in Germany		$ (4,980)	$ 844	$ 1,517
Statutory tax rates (as a percent)	31.90%	31.90%	31.90%	31.90%
Deferred tax
Period to use tax carry forwards	1 year	1 year
Percentage of threshold taxable income limit to use tax carry forwards	100.00%	100.00%
Threshold taxable income limit to use tax carry forwards	€ 1.0	$ 1,100
Percentage of taxable income above threshold limit to use tax carry forwards	60.00%	60.00%
Number of tax returns being reviewed | item	4	4
Net operating loss carryforwards
Deferred tax
Total deferred income tax (liability) benefit			$ 31,999
Net operating loss carryforwards | Denmark
Deferred tax
Unrecognized deductible temporary differences				$ 25,070
Net operating loss carryforwards | Germany
Deferred tax
Unrecognized deductible temporary differences		$ 14,805	13,273	35,817
Tax effect of tax loss carry forwards
Deferred tax
Unrecognized deferred tax assets		4,726	4,139
Share-based payment
Deferred tax
Total deferred income tax (liability) benefit			502
Unrecognized deferred tax assets		2,304	4,876
Share-based payment | Denmark
Deferred tax
Unrecognized deductible temporary differences		10,474	22,163	$ 24,961
Acquired Patents
Deferred tax
Total deferred income tax (liability) benefit			55,870
Payment Obligation
Deferred tax
Total deferred income tax (liability) benefit			(65,181)
Other
Deferred tax
Total deferred income tax (liability) benefit		$ (43)	$ (126)